2. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
2. Stockholders' Equity

2. Stockholders' Equity

Common Stock

We are currently authorized to issue up to 500,000,000 shares of $0.00001 par value common stock. All issued shares of common stock are entitled to vote one vote per share basis. On May 12, 2014 the Board approved a 1 for 100 reverse split of the common stock. In conjunction with the reverse split the Company redomiclied from New Jersey to Delaware.

Recent Issuances of Common Stock During Period ended September 30, 2015:

During the three months ended March 31, 2015, we received $70,000 on stock receivable.

During the three months ended June 30, 2015, we received $100,000 in stock receivable.

During the three months ended September 30, 2015, we did not receive any stock receivable.

Recent Issuances of Common Stock in 2014

Effective October 15, 2014,we issued 875,000 restricted share of common stock in connection with the Asset Purchase Agreement with Michael Cohen. We purchased all of Mr. Cohan's assets (the "Seller's Assets") related to our BST Device valued at $350,000. The Seller's Assets settled a subscription receivable under a previous subscription agreement for the same number of shares.

During the period ended June 30, 2014, we received proceeds of $2,095,000 and recorded $500,000 in subscription receivable from the sale of shares of common stock to approximately 40 investors at a subscription price of $0.40 per share, which resulted in the issuance of 6,437,500 shares on a post-reverse basis, following the implementation of a 1:100 reverse split. The shares, all of which were restricted, were issued as part of a Private Placement of 10,000,000 shares. The corporate action involving the1:100 reverse split also involved the Company's redomicile from New Jersey to Delaware, both of which became effective in August 2014. In addition, 253,080 shares previously issued to former related parties were returned and cancelled.

We were obligated to issue 5,015,062 shares of our common stock, valued at $9,196,023, in connection with the debt settlement with the note holders and their subsequent conversion of $113,501 in principal amount of notes plus accrued interest of $25,672. The terms of the settlement agreements with the note holders in connection with their conversion included: (i) the note holders agreement to pay the Company an additional $20,000, which sum is carried in the equity section as a subscription receivable until paid; and (ii) their agreement to return some pre-split shares. In connection with the debt settlement with the note holders, more shares were issued upon conversion than provided for under the terms of the notes and the number of shares issued were not adjusted for the 1 for 100 reverse split. As a result, a $9,036,850 loss was recognized.

We were also obligated to issue 7,391,600 shares of our common stock in connection with the conversion of $71,545 in principal amount of a note due to a related party plus accrued interest of $2,142. The number of shares issued in connection with this conversion was also not adjusted for the 1 for 100 reverse split and, as a result, a $14,672,493 loss was recognized.

The above-referenced conversions at terms not consistent with the terms of the notes and without adjustment for the 1 for 100 reverse split resulted in the recognition of $23,709,343 in loss on settlement of debt expenses.

On September 23, 2014, we issued 65,000 shares of common stock for services provided valued at $1,202 using the closing price of our common stock on the date of the grant.

Preferred Stock

We are currently authorized to issue up to 25,000,000 shares of $0.00001 par value preferred stock. Effective December 31, 2007 the board of directors approved the cancellation of all previously issued preferred shares and approved the cancellation and extinguishment of all common and preferred share conversion rights of any kind, including without limitation, warrants, options, convertible debt instruments and convertible preferred stock of every series and accompanying conversion rights of any kind. There are no preferred shares outstanding as of September 30, 2015 and December 31, 2014.

Stock Options

On April 26, 2015, the Company authorized the adoption of the 2015 Employee Incentive Plan.

2. Stockholders' Equity

Common Stock

We are currently authorized to issue up to 500,000,000 shares of $0.00001 par value common stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis. On May 12, 2014 the Board approved a 1 for 100 reverse split of the common stock. In conjunction with the reverse split the Company redomiclied from New Jersey to Delaware.

Recent Issuances of Common Stock in 2014:

Effective October 15, 2014,we issued 875,000 restricted share of common stock in connection with the Asset Purchase Agreement with Michael Cohen. We purchased all of Mr. Cohan's assets (the "Seller's Assets") related to our BST Device valued at $350,000. The Seller's Assets settled a subscription receivable under a previous subscription agreement for the same number of shares.

During the period ended June 30, 2014, we received proceeds of $2,095,000 and recorded $500,000 in subscription receivable from the sale of shares of common stock to approximately 40 investors at a subscription price of $0.40 per share, which resulted in the issuance of 6,437,500 shares on a post-reverse basis, following the implementation of a 1:100 reverse split. The shares, all of which were restricted, were issued as part of a Private Placement of 10,000,000 shares. The corporate action involving the1:100 reverse split also involved the Company's redomicile from New Jersey to Delaware, both of which became effective in August 2014. In addition, 253,080 shares previously issued to former related parties were returned and cancelled.

We were obligated to issue 5,015,062 shares of our common stock, valued at $9,196,023, in connection with the debt settlement with the note holders and their subsequent conversion of $113,501 in principal amount of notes plus accrued interest of $25,672. The terms of the settlement agreements with the note holders in connection with their conversion included: (i) the note holders agreement to pay the Company an additional $20,000, which sum is carried in the equity section as a subscription receivable until paid; and (ii) their agreement to return some pre-split shares. In connection with the debt settlement with the note holders, more shares were issued upon conversion than provided for under the terms of the notes and the number of shares issued were not adjusted for the 1 for 100 reverse split. As a result, a $9,036,850 loss was recognized.

We were also obligated to issue 7,391,600 shares of our common stock in connection with the conversion of $71,545 in principal amount of a note due to a related party plus accrued interest of $2,142. The number of shares issued in connection with this conversion was also not adjusted for the 1 for 100 reverse split and, as a result, a $14,672,493 loss was recognized.

The above-referenced conversions at terms not consistent with the terms of the notes and without adjustment for the 1 for 100 reverse split resulted in the recognition of $23,709,343 in loss on settlement of debt expenses.

On September 23, 2014, we issued 65,000 shares of common stock for services provided valued at $1,202 using the closing price of our common stock on the date of the grant.

Recent Issuances of Common Stock in 2013:

On October 14, 2013 we issued 75,532 post-reverse shares of our common stock in settlement of $50,000 due to a former related party plus associated accrued interest of $25,532. The conversion occurred within the terms of the promissory note and no gain or loss resulted.

On December 23, 2013, we issued 2,000,000 shares of common stock in exchange for $20,000.These shares were sold to an officer of the company at a discount to market at the date of the agreement. The shares were valued at the closing price as of the date of the agreement and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

Preferred Stock

We are currently authorized to issue up to 25,000,000 shares of $0.00001 par value preferred stock. Effective December 31, 2007 the board of directors approved the cancellation of all previously issued preferred shares and approved the cancellation and extinguishment of all common and preferred share conversion rights of any kind, including without limitation, warrants, options, convertible debt instruments and convertible preferred stock of every series and accompanying conversion rights of any kind. There are no preferred shares outstanding as of December 31, 2014 and 2013.

Stock Options

There are no employee or non-employee option grants.